UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437
Guggenheim Build America Bonds Managed Duration Trust
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson
2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700
Date of fiscal year end: May 31
Date of reporting period: June 1, 2012 – August 31, 2012

Item 1.                      Schedule of Investments.
                  Attached hereto.

GBAB Guggenheim Build America Bonds Managed Duration Trust
Portfolio of Investments
August 31, 2012 (unaudited)

Principal					Optional Call
Amount	Description	Rating *	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 131.9%
	Municipal Bonds - 110.0%
	Alabama - 2.8%
$3,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (j)	AA-	7.10%	09/01/2035	09/01/20 @ 100	$3,478,290
5,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (j)	AA-	7.20%	09/01/2038	09/01/20 @ 100	5,819,300
2,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a) (j)	AA-	7.25%	09/01/2040	09/01/20 @ 100	2,331,420
						11,629,010

	California - 21.9%
500,000	Alhambra Unified School District, Elementary Schools Improvement District, Los Angeles County, California, Election of 2008 General Obligation Bonds, Federally Taxable, Series B-1	A+	6.70%	02/01/2026	N/A	607,020
10,000,000	California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds(a)	A-	7.70%	11/01/2030	11/01/20 @ 100	12,183,400
3,000,000	Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project, Series 2011B	A	8.00%	11/01/2020	N/A	3,346,590
340,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2(j)	A+	6.05%	08/01/2021	N/A	386,791
660,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2(j)	A+	6.65%	08/01/2025	N/A	768,134
7,500,000	Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds, Series B-1(j)	AA-	5.91%	08/01/2025	N/A	9,515,625
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA-	7.00%	07/01/2041	07/01/21 @ 100	12,109,100
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA	7.00%	07/01/2041	07/01/20 @ 100	11,863,000
5,000,000	Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds, Series A(a)	AAA	6.95%	07/01/2040	07/01/20 @ 100	6,168,650
1,025,000	Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable, Series C-1(a) (j)	A+	7.25%	08/01/2028	N/A	1,216,039
8,000,000	Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B(j)	NR	6.88%	08/01/2033	08/01/22 @ 100	8,528,000
1,000,000	Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008, Series E(j)	AA-	5.40%	02/01/2026	N/A	1,125,370
5,000,000	Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds, Series 2010 D-1(a) (j)	AA	7.02%	08/01/2040	08/01/20 @ 100	5,789,200
2,245,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa2	6.80%	08/01/2030	N/A	2,884,556
7,755,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa2	7.10%	08/01/2040	N/A	10,560,294
3,330,000	Sonoma Valley Unified School District, General Obligation, Federally Taxable Bonds(j)	AA-	7.12%	08/01/2028	08/01/20 @ 100	3,709,720
						90,761,489

	Colorado - 3.0%
7,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds, Series 2010E(a)	AA-	7.02%	03/15/2031	03/15/21 @ 100	9,023,100
2,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction, Series 2010-D(j)	AA-	6.82%	03/15/2028	N/A	3,337,275
						12,360,375

	Florida - 4.2%
10,000,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue, Taxable Build America Bonds, Series B(a) (j)	AA	6.91%	07/01/2039	07/01/19 @ 100	11,454,100
5,000,000	Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds, Series 2010B(a) (j)	A	7.78%	09/01/2040	09/01/20 @ 100	5,781,050
						17,235,150

	Georgia - 1.3%
5,000,000	Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project, (AGM)(j)	AA-	5.21%	12/01/2022	N/A	5,489,950

	Illinois - 12.8%
5,000,000	Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds, Series 2010D(a)	A+	6.52%	12/01/2040	N/A	5,950,450
5,100,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.90%	01/01/2040	N/A	6,614,853
2,990,000	Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)	AA-	6.74%	11/01/2040	N/A	4,115,197
5,000,000	Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5(a)	A	7.35%	07/01/2035	N/A	5,940,400
7,140,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a) (j)	A2	7.62%	01/01/2030	N/A	9,212,956
2,860,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a) (j)	A2	7.82%	01/01/2040	N/A	4,121,574
4,500,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a) (j)	Aa3	7.95%	04/01/2035	04/01/20 @ 100	5,410,575
5,000,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a)	Aa3	8.15%	04/01/2041	04/01/20 @ 100	6,042,900
3,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds, Series 2010C(j)	AA	7.23%	10/15/2035	04/15/20 @ 100	3,428,100
2,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds, Series 2010-B(a) (j)	AA	7.03%	04/15/2032	04/15/20 @ 100	2,186,000
						53,023,005

	Indiana - 6.2%
8,690,000	Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds, Series 2010E(a)	AA+	6.50%	01/15/2030	07/15/20 @ 100	10,551,659
3,000,000	Knox County, Indiana, Good Samaritan Hospital Project, Taxable Economic Development Revenue Bonds, Qualified Energy Conservation Bonds - Direct Payment, Series 2012B(j)	A3	5.90%	04/01/2034	N/A	3,302,790
10,000,000	Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds, Series 2010(a)	AA+	6.50%	07/15/2030	01/15/21 @ 100	11,805,300
						25,659,749

	Louisiana - 2.4%
8,000,000	Orleans Parish. School Board of the Parish of Orleans, Louisiana, (AGM)(j)	AA-	4.40%	02/01/2021	N/A	8,918,880
1,055,000	Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds, Series 2009A, (Assured GTY)(a) (j)	AA-	7.20%	02/01/2042	02/01/20 @ 100	1,187,677
						10,106,557

	Michigan - 4.4%
415,000	Comstock Park Public Schools, Kent County, Michigan, 2011 School Building and Site Bonds, General Obligation - Unlimited Tax, Federally Taxable - Qualified School Construction Bonds - Direct Payment, Series A(j)	AA-	6.30%	05/01/2026	05/01/21 @ 100	466,655
690,000	Detroit, Michigan, School District, Build America Bonds(a) (j)	AA-	7.75%	05/01/2039	N/A	878,349
5,000,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Build America Bonds, Series, Series 2010B(a) (j)	AA-	6.85%	05/01/2040	05/01/20 @ 100	5,384,100
1,640,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds, Series 2010A(j)	AA-	6.65%	05/01/2029	N/A	1,906,123
3,000,000	Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds, Series B(j)	AA-	6.05%	05/01/2026	05/01/21 @ 100	3,370,500
1,000,000	Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds(j)	AA-	6.75%	05/01/2026	05/01/20 @ 100	1,116,470
2,500,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A(j)	AA-	6.10%	05/01/2026	05/01/20 @ 100	2,764,100
2,000,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A(j)	AA-	6.50%	05/01/2029	05/01/20 @ 100	2,208,060
						18,094,357

	Minnesota - 0.9%
1,660,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds(j)	AA	7.25%	02/01/2035	02/01/21 @ 100	1,868,247
1,540,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds(j)	AA	7.50%	02/01/2040	02/01/21 @ 100	1,729,035
						3,597,282

	Mississippi - 1.9%
5,000,000	Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2010A(j)	AA-	6.84%	06/01/2035	06/01/20 @ 100	5,606,650
1,000,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (j)	A2	7.27%	01/01/2032	01/01/20 @ 100	1,090,230
905,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a) (j)	A2	7.39%	01/01/2040	01/01/20 @ 100	978,739
						7,675,619

	Nevada - 2.6%
1,425,000	Clark County, Nevada, Airport Revenue Bonds, Build America Bonds, Series B(a) (j)	AA-	6.88%	07/01/2042	07/01/19 @ 100	1,642,498
1,200,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds, Series 2009A(a) (j)	AA+	7.10%	06/01/2039	06/01/19 @ 100	1,397,964
1,500,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a) (j)	AA-	7.60%	07/01/2030	07/01/20 @ 100	1,802,040
5,050,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.90%	07/01/2040	07/01/20 @ 100	6,106,409
						10,948,911

	New Jersey - 6.4%
8,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(a) (j)	A+	7.75%	07/01/2034	07/01/20 @ 100	9,325,840
2,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(a) (j)	A+	7.85%	07/01/2035	07/01/20 @ 100	2,331,580
10,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Federally Taxable Issuer Subsidy, Build America Bonds, Series 2010A(a)	A+	7.10%	01/01/2041	N/A	14,692,300
						26,349,720

	New York - 5.9%
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010E(a)	A	7.13%	11/15/2030	11/15/20 @ 100	5,945,200
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010B-1(a)	A	6.55%	11/15/2031	N/A	6,375,950
10,000,000	Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds, Series 2010(a) (j)	BBB	8.57%	11/01/2040	N/A	12,340,600
						24,661,750

	Ohio - 5.2%
5,000,000	American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds, Series 2010C(j)	A	7.33%	02/15/2028	N/A	6,535,200
1,950,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable, Series 2009B(a) (j)	A-	8.22%	02/15/2040	N/A	2,454,309
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (j)	AA	6.90%	12/01/2034	12/01/20 @ 100	2,764,900
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (j)	AA	7.15%	12/01/2039	12/01/20 @ 100	2,757,025
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a) (j)	AA	7.30%	12/01/2043	12/01/20 @ 100	2,755,475
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds, Series 2010B(j)	AA	6.65%	12/01/2029	12/01/20 @ 100	2,973,275
1,230,000	Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds(j)	AA	7.00%	12/01/2028	12/01/20 @ 100	1,385,091
						21,625,275

	Pennsylvania - 4.3%
4,865,000	Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds, Series B of 2010(a) (j)	A+	7.14%	12/15/2035	06/15/20 @ 100	5,490,104
7,500,000	Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds, Series D	A	6.85%	09/01/2029	N/A	9,507,750
2,500,000	School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)(j)	A+	6.00%	09/01/2030	N/A	2,783,975
						17,781,829

	South Carolina - 1.5%
5,000,000	Horry County, South Carolina, Taxable Airport Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010B(a) (j)	A-	7.33%	07/01/2040	N/A	6,014,250

	South Dakota - 0.9%
3,490,000	Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010C(a) (j)	A2	7.50%	12/15/2040	12/15/19 @ 100	3,931,171

	Texas - 5.8%
10,000,000	Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds, Series 2009B(a) (j)	A+	7.09%	01/01/2042	N/A	12,296,500
10,000,000	El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds, Series 2010B(a)	AA	6.70%	08/15/2036	08/15/20 @ 100	11,893,700
						24,190,200

	Vermont - 2.6%
2,155,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (j)	A+	6.10%	07/01/2025	07/01/20 @ 100	2,379,486
7,500,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (j)	A+	7.21%	07/01/2040	07/01/20 @ 100	8,575,050
						10,954,536

	Washington - 9.6%
5,000,000	Anacortes, Washington, Utility System Improvement Revenue Bonds, Build America Bonds, Series 2010B(a) (j)	AA-	6.48%	12/01/2030	12/01/20 @ 100	5,706,250
2,000,000	Auburn, Washington, Utility System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (j)	AA	6.40%	12/01/2030	12/01/20 @ 100	2,323,660
5,000,000	Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds, Series B(a) (j)	A1	6.50%	05/01/2030	N/A	5,822,100
5,800,000	Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds, Series 2010B(a) (j)	BBB+	8.00%	06/15/2040	06/15/20 @ 100	6,614,088
5,000,000	Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.79%	07/01/2040	N/A	6,242,150
3,325,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (j)	A+	7.10%	04/01/2032	N/A	4,266,208
6,675,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a) (j)	A+	7.40%	04/01/2041	N/A	8,909,790
						39,884,246

	West Virginia - 3.4%
10,000,000	State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010, Series B(a)	A+	7.65%	04/01/2040	N/A	14,261,100

	Total Municipal Bonds - 110.0%
	(Cost $378,870,813)					456,235,531

	Corporate Bonds - 9.4%
	Advertising - 0.0%***
$200,000	Sitel, LLC / Sitel Finance Corp.(b)	B	11.00%	08/01/2017	08/01/14 @ 106	197,000

	Airlines - 1.1%
146,486	Atlas Air 1999-1 Pass-Through Trust, Series 991A, Class A-1(j)	NR	7.20%	01/02/2019	N/A	147,951
2,238,206	Atlas Air 2000-1 Class A Pass Through Trust, Series 2000-1, Class A(j)	NR	8.71%	01/02/2019	N/A	2,238,206
11,282	Atlas Air 99-1 Class A-2 Pass Through Trust, Series 991A, Class A-2(j)	NR	6.88%	04/02/2014	N/A	11,282
2,000,000	Delta Air Lines 2011-1 Class B Pass-Through Trust, Series 2011-1, Class B(j)	BB	7.13%	10/15/2014	N/A	2,045,000
160,000	Global Aviation Holdings, Inc.(h)	NR	14.00%	08/15/2013	10/09/12 @ 111	45,800
						4,488,239

	Building Materials - 0.5%
2,000,000	Cemex SAB de CV (Mexico)(b) (j)	B-	9.00%	01/11/2018	01/11/15 @ 105	1,985,000

	Coal - 0.1%
275,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.(j)	B	8.25%	04/15/2018	04/15/14 @ 104	279,125
200,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp. II(b) (j)	B	8.38%	06/01/2020	06/01/16 @ 104	203,500
						482,625

	Commercial Services - 0.5%
400,000	Ceridian Corp.(b) (j)	B-	8.88%	07/15/2019	07/15/15 @ 107	429,000
2,200,000	DynCorp International, Inc.(j)	B-	10.38%	07/01/2017	07/01/14 @ 105	1,859,000
						2,288,000

	Computers - 0.2%
548,000	Compucom Systems, Inc.(b) (j)	B	12.50%	10/01/2015	10/01/13 @ 100	564,440
300,000	Stream Global Services, Inc.(j)	B+	11.25%	10/01/2014	10/01/13 @ 100	307,500
						871,940

	Distribution & Wholesale - 0.2%
550,000	Baker & Taylor, Inc.(b) (j)	CCC+	11.50%	07/01/2013	10/09/12 @ 100	330,000
330,000	INTCOMEX, Inc.(j)	B-	13.25%	12/15/2014	12/15/12 @ 107	336,600
						666,600

	Diversified Financial Services - 0.2%
200,000	Jefferies Group, Inc.(j)	BBB	6.88%	04/15/2021	N/A	212,500
100,000	LCP Dakota Fund, Series AI(j)	NR	10.75%	01/16/2014	N/A	98,429
500,000	McGuire Air Force Base/Fort Dix Privatized Military Housing Project(b)	AA-	5.61%	09/15/2051	N/A	452,645
170,000	Nationstar Mortgage, LLC/Nationstar Capital Corp.(b) (j)	B+	9.63%	05/01/2019	05/01/15 @ 107	186,300
						949,874

	Engineering & Construction - 0.7%
2,244,225	Alion Science and Technology Corp.(c) (j)	B-	12.00%	11/01/2014	04/01/13 @ 105	2,115,182
1,000,000	Alion Science and Technology Corp.	CCC-	10.25%	02/01/2015	02/01/13 @ 100	590,000
						2,705,182

	Entertainment - 1.2%
1,600,000	Diamond Resorts Corp.	B-	12.00%	08/15/2018	08/15/14 @ 106	1,702,000
1,810,000	Lions Gate Entertainment, Inc.(b) (j)	B	10.25%	11/01/2016	11/01/13 @ 105	2,018,150
1,000,000	WMG Acquisition Corp.(j)	B-	11.50%	10/01/2018	10/01/14 @ 109	1,097,500
100,000	Yonkers Racing Corp.(b)	B+	11.38%	07/15/2016	07/15/13 @ 106	106,000
						4,923,650

	Food - 0.5%
2,009,000	Bumble Bee Acquisition Corp.(b) (j)	B	9.00%	12/15/2017	12/15/14 @ 105	2,054,203

	Health Care Services - 0.4%
750,000	Apria Healthcare Group, Inc.(j)	BB	11.25%	11/01/2014	11/01/12 @ 103	777,187
325,000	OnCure Holdings, Inc.(j)	B-	11.75%	05/15/2017	05/15/14 @ 106	190,125
120,000	Physiotherapy Associates Holdings, Inc.(b)	B	11.88%	05/01/2019	05/01/15 @ 109	125,400
423,503	Symbion, Inc.(d)	CCC+	11.00%	08/23/2015	08/23/13 @ 100	423,503
150,000	Symbion, Inc.	B	8.00%	06/15/2016	06/15/14 @ 104	151,594
						1,667,809

	Internet - 1.1%
4,250,000	GXS Worldwide, Inc.(j)	B	9.75%	06/15/2015	06/15/13 @ 102	4,388,125
120,000	Open Solutions, Inc.(b)	CCC+	9.75%	02/01/2015	02/01/13 @ 100	104,400
100,000	Zayo Group LLC / Zayo Capital, Inc.(j)	B	8.13%	01/01/2020	07/01/15 @ 104	106,250
						4,598,775

	Leisure Time - 0.0%***
75,000	Sabre, Inc.(b)	B	8.50%	05/15/2019	05/15/15 @ 106	77,719

	Lodging - 0.2%
100,000	Caesars Entertainment Operating Co., Inc.(b) (j)	B	8.50%	02/15/2020	02/15/16 @ 104	98,625
900,000	Caesars Operating Escrow LLC / Caesars Escrow Corp.(b)	B	9.00%	02/15/2020	02/15/16 @ 104	896,062
						994,687

	Machinery-Diversified - 0.1%
250,000	Tempel Steel Co.(b) (j)	B	12.00%	08/15/2016	02/15/14 @ 109	241,250

	Mining - 0.2%
300,000	Horsehead Holding Corp.(b) (j)	B-	10.50%	06/01/2017	06/01/15 @ 105	299,250
100,000	Kaiser Aluminum Corp.(b)	BB-	8.25%	06/01/2020	06/01/16 @ 104	106,000
400,000	Midwest Vanadium Pty Ltd. (Australia)(b)	CCC+	11.50%	02/15/2018	02/15/15 @ 106	272,000
						677,250

	Oil & Gas Services - 0.0%***
200,000	Exterran Holdings, Inc.	BB	7.25%	12/01/2018	12/01/13 @ 105	202,000

	Packaging & Containers - 0.1%
300,000	Pretium Packaging, LLC / Pretium Finance, Inc.	B-	11.50%	04/01/2016	04/01/14 @ 106	303,000

	Real Estate Investment Trusts - 0.2%
750,000	Wells Operating Partnership II, LP	BBB-	5.88%	04/01/2018	N/A	788,553

	Retail - 0.8%
198,000	CKE Restaurants, Inc.(j)	B-	11.38%	07/15/2018	07/15/14 @ 106	227,948
910,000	Fifth & Pacific Cos., Inc.(b) (j)	B	10.50%	04/15/2019	04/15/14 @ 105	1,028,300
880,000	GRD Holdings III Corp.(b) (j)	B	10.75%	06/01/2019	06/01/15 @ 108	869,000
630,000	Logan's Roadhouse, Inc.(j)	B-	10.75%	10/15/2017	10/15/13 @ 108	614,250
220,000	Mastro's Restaurants, LLC/RRG Finance Corp.(b)	B-	12.00%	06/01/2017	12/01/14 @ 109	228,800
200,000	Wok Acquisition Corp.(b) (j)	CCC+	10.25%	06/30/2020	06/30/16 @ 105	209,500
						3,177,798

	Software - 0.1%
400,000	Infor US, Inc.(b) (k)	B-	11.50%	07/15/2018	07/15/15 @ 106	456,000

	Textiles - 0.0%***
150,000	Empire Today, LLC / Empire Today Finance Corp.(b) (j)	B-	11.38%	02/01/2017	02/01/14 @ 106	157,125

	Transportation - 0.6%
53,643	Atlas Air, Inc.(b) (j)	NR	8.71%	01/02/2019	N/A	53,643
985,000	CEVA Group PLC (United Kingdom)(b) (j)	B-	8.38%	12/01/2017	12/01/13 @ 106	957,912
1,450,000	Marquette Transportation Company/Marquette Transportation Finance Corp.(j)	B-	10.88%	01/15/2017	01/15/13 @ 108	1,529,750
						2,541,305

	Trucking & Leasing - 0.4%
1,712,000	AWAS Aviation Capital Ltd. (Ireland)(b) (j)	BBB-	7.00%	10/17/2016	10/18/13 @ 104	1,806,160

	Total Corporate Bonds - 9.4%
	(Cost $39,285,456)					39,301,744

	Asset Backed Securities - 5.8%
	Automobile - 0.0%***
50,587	Bush Truck Leasing, LLC, Series 2011-AA, Class C(b) (j)	NR	5.00%	09/25/2018	N/A	50,443

	Collateralized Debt Obligation - 1.8%
280,240	Commodore CDO I Ltd., Series 2005-3A, Class A1A (Cayman Islands)(b) (e) (j)	CC	0.77%	03/06/2040	N/A	98,084
194,920	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L (Cayman Islands)(e)	BBB+	0.96%	09/15/2035	N/A	183,223
54,639	G-Star Ltd., Series 2003-A, Class A1 (Cayman Islands)(b) (e) (j)	BBB-	1.04%	03/13/2038	N/A	52,268
277,175	Independence I CDO Ltd., Series 1A, Class A (Cayman Islands)(b) (e) (j)	BB+	0.73%	12/30/2030	N/A	261,587
7,155,727	Putnam Structured Product, Series 2003-1A, Class A1LB(b) (e) (j)	CCC	0.69%	10/15/2038	N/A	6,249,740
639,471	Putnam Structured Product CDO, Series 2002-1A, Class A2 (Cayman Islands)(b) (e) (j)	CCC+	0.91%	01/10/2038	N/A	529,450
9,357	Saturn Ventures Ltd., Series 2003-1A, Class A1 (Cayman Islands)(b) (e) (j)	AA	0.94%	11/03/2038	N/A	9,204
200,000	Stone Tower CDO Ltd., Series 2004-1A, Class A2L (Cayman Islands)(b) (e) (j)	BB+	1.70%	01/29/2040	N/A	168,774
						7,552,330

	Collateralized Loan Obligation - 2.5%
500,000	Alm Loan Funding, Series 2010-3A, Class C(b) (e) (j)	BBB	4.43%	11/20/2020	N/A	449,110
100,000	BlackRock Senior Income Series Corp., Series 2004-1A (Cayman Islands)(b)	NR	0.00%	09/15/2016	N/A	52,750
1,000,000	CapitalSource Commercial Loan Trust, Series 2006-2A, Class D(b) (e) (j)	B+	1.76%	09/20/2022	N/A	940,000
2,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (e) (j)	A+	1.71%	07/10/2019	N/A	1,585,260
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman Islands)(b) (e) (j)	BBB+	3.06%	07/10/2019	N/A	778,290
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman Islands)(b) (j)	BBB+	8.37%	07/10/2019	N/A	962,050
184,205	Colts Trust, Series 2005-2A, Class C (Cayman Islands)(b) (e) (j)	AAA	1.32%	12/20/2018	N/A	181,423
250,000	Colts Trust, Series 2007-1A, Class C (Cayman Islands)(b) (e) (j)	AA-	1.27%	03/20/2021	N/A	205,250
300,000	Cratos CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(b) (e) (j)	AA-	1.53%	05/19/2021	N/A	237,123
500,000	DFR Middle Market CLO Ltd., Series 2007-1A, Class C(b) (e) (j)	A+	2.76%	07/20/2019	N/A	471,305
550,000	Eastland CLO Ltd., Series 2007-1A, Class A2B(b) (e) (j)	AA+	0.77%	05/01/2022	N/A	413,314
250,000	Emporia Preferred Funding, Series 2005-1A,Class C (Cayman Islands)(b) (e) (j)	A-	1.41%	10/12/2018	N/A	197,085
250,000	Genesis CLO Ltd., Series 2007-2A, Class D (Cayman Islands)(b) (e) (j)	BBB	4.46%	01/10/2016	N/A	232,500
700,000	Grayson CLO Ltd., Series 2006-1A, Class A2 (Cayman Islands)(b) (e) (j)	A+	0.85%	11/01/2021	N/A	546,125
200,000	Katonah Ltd., Series 2006-9A, Class A3L (Cayman Islands)(b) (e) (j)	BBB+	1.17%	01/25/2019	N/A	153,778
500,000	KKR CLO Trust, Series 2007-1A, Class D (Cayman Islands)(b) (e) (j)	BBB+	2.68%	05/15/2021	N/A	400,150
1,992,806	Newstar Trust, Series 2005-1A, Class C(b) (e) (j)	B+	1.30%	07/25/2018	N/A	1,714,810
514,262	Sargas CLO II Ltd., Series 2006-1A, Class E (Cayman Islands)(b) (e) (j)	B+	4.46%	10/20/2018	N/A	479,276
250,000	T2 Income Fund CLO Ltd., Series 2007-1A, Class D (Cayman I slands)(b) (e) (j)	A+	3.21%	07/15/2019	N/A	199,231
						10,198,830

	Commercial Receivables - 0.1%
400,000	Leaf II Receivables Funding, LLC, Series 2010-4, Class D(b) (j)	NR	5.00%	01/20/2019	02/20/13 @ 100	361,080

	Credit Card - 0.1%
476,545	Citi Holdings Liquidating Unrated Performing Assets, Series 2012- Class A(b) (j)	NR	0.00%	N/A	N/A	350,704

	Insurance - 0.0%***
96,400	Insurance Note Capital Term, Series 1005-1R1A(b) (e) (i) (j)	A	0.56%	06/09/2033	N/A	88,057

	Media- 0.8%
1,300,000	Adams Outdoor Advertising, LP, Series 2010-1, Class B(b) (j)	Ba2	8.84%	12/20/2040	N/A	1,402,296
1,825,000	Adams Outdoor Advertising, LP, Series 2010-1, Class C(b) (j)	B3	10.76%	12/20/2040	N/A	1,976,137
						3,378,433

	Other ABS - 0.0%***
21,897	Aircraft Certificate Owner Trust(b) (j)	BB	6.46%	09/20/2022	N/A	22,006

	Timeshare - 0.1%
269,294	Silverleaf Finance LLC, Series 2011-A, Class A(b) (j)	NR	9.00%	06/15/2023	N/A	266,517

	Transportation - 0.4%
25,683	Castle Trust, Series 2003-1AW, Class A1(b) (e) (j)	AA	0.99%	05/15/2027	N/A	23,885
192,631	Raspro Trust, Series 2005-1A, Class G(b) (e) (j)	A	0.87%	03/23/2024	N/A	162,292
1,654,893	Vega Containervessel PLC, Series 2006-1A, Class A(b) (j)	Ba3	5.56%	02/10/2021	N/A	1,505,952
						1,692,129

	Total Asset Backed Securities - 5.8%
	(Cost $23,620,574)					23,960,529

	Collateralized Mortgage Obligations- 0.5%
	Commercial Mortgage Backed Security - Traditional - 0.5%
2,000,000	GS Mortgage Securities Corp. II, Series 2007-EOP, Class H(b) (e) (j)	BBB-	3.30%	03/06/2020	N/A	1,987,406

	Residential Mortgage Backed Security - 0.0%***
96,276	Nomura Resecuritization Trust, Series 2012-1R, Class A(b) (e) (j)	BBB	0.67%	08/27/2047	N/A	84,242

	Total Collateralized Mortgage Obligations - 0.5%
	(Cost $1,894,195)					2,071,648

	Term Loans - 4.3%(e)(f)
	Aerospace and Defense- 0.0%***
98,749	API Technologies Corp.(k)	B	8.75%	06/27/2016	N/A	98,749

	Automotive- 0.1%
340,000	Navistar, Inc. 1st Lien(k)	B+	7.00%	08/16/2017	N/A	342,718
20,000	Keystone Automotive Operations, Inc., 1st Lien(k)	Caa2	9.75%	03/30/3016	N/A	20,150
						362,868

	Brokerage - 0.0%***
30,000	AmWins Group, Inc., 2nd Lien(k)	CCC+	9.45%	12/07/2019	N/A	30,100

	Consumer Products - 0.1%
346,500	Targus Group International, Inc.(k)	B	11.00%	05/24/2016	N/A	348,233

	Consumer Services - 0.3%
100,000	Nab Holdings, LLC, 1st Lien(k)	BB+	7.00%	04/24/2018	N/A	100,375
1,000,000	Osmose Holdings, Inc., Lien 1(k)	B+	6.50%	05/02/2018	N/A	1,000,000
30,000	Travelport Holdings Limited(k)	B+	4.96%	08/21/2015	N/A	27,873
						1,128,248

	Diversified Manufacturing - 0.1%
420,000	CPM Holdings, 1st Lien(k)	B+	6.25%	08/16/2017	N/A	420,000

	Entertainment - 0.0%***
90,000	CKX Entertainment, Inc., 1st Lien(k)	B+	9.00%	06/21/2017	N/A	72,450

	Food - 0.1%
340,000	Arctic Glacier, 1st Lien(k)	B	8.50%	07/27/2018	N/A	338,300

	Gaming - 0.1%
300,000	Rock Ohio Caesar LLC(k)	BB-	8.50%	08/11/2017	N/A	306,000
20,000	Rock Ohio Caesar LLC(k)	BB-	0.00%	08/18/2017	N/A	20,400
						326,400

	Health Care - 0.2%
840,000	One Call Medical, Inc., Lien 1(k)	B+	7.00%	08/22/2019	N/A	834,049

	Media - 0.0%***
44,956	Univision(k)	B+	4.45%	03/31/2017	N/A	43,594

	Oil Field Services - 0.8%
250,000	El Paso / EP Energy(k)	BB-	5.00%	04/24/2018	N/A	251,563
230,000	EquiPower Resources Corp.(k)	BB	6.50%	12/21/2018	N/A	231,198
2,955,000	Southern Pacific Resources, 2nd Lien(k)	CCC	10.75%	12/22/2016	N/A	2,972,553
						3,455,314

	Other Finance - 0.2%
589,664	AP Alternative Assets LP(k)	BBB	4.21%	06/30/2015	N/A	557,232
70,000	Homeward Residential Holdings, Inc., 1st Lien(k)	B+	8.25%	08/07/2017	N/A	70,350
						627,582
	Other Industrials - 0.2%
350,000	Laureate Education, Inc.(k)	B	5.25%	08/15/2018	N/A	343,000
492,719	Sirva Worldwide, Inc.(k)	B	10.75%	03/31/2016	N/A	498,878
						841,878
	Real Estate Investment Trusts - 0.0%***
130,000	iStar Financial, Inc. Lien 1(k)	BB-	7.00%	03/15/2017	N/A	132,844

	Retail - 0.4%
90,000	Container Store, Inc., Lien1(k)	B-	6.25%	04/03/2019	N/A	89,925
1,000,000	HD Supply Lien 1 Hybrid(k)	B+	7.25%	10/05/2017	N/A	1,025,420
750,000	Party City Holdings, Inc.(k)	B	5.75%	07/23/2019	N/A	754,999
						1,870,344

	Technology -1.2%
920,000	Ceridian Corp., 1st Lien(k)	B-	5.99%	05/09/2017	N/A	921,339
1,650,000	M*Modal, Inc.(k)	Ba3	6.75%	08/15/2019	N/A	1,630,415
1,000,000	Magic Newco LLC, 1st Lien(k)	B+	7.25%	12/02/2018	N/A	995,835
100,000	Magic Newco LLC, 2nd Lien(k)	CCC+	12.00%	06/06/2019	N/A	99,875
1,140,000	Paradigm, 1st Lien(k)	B+	6.50%	07/24/2019	N/A	1,133,348
20,000	Sophos(k)	B+	6.50%	05/10/2019	N/A	20,004
						4,800,816

	Transportation - 0.1%
44,078	Global Aviation Holdings, Inc.(k)	NR	8.24%	09/27/2012	N/A	44,298
200,000	Sabre, Inc., Lien 1(k)	B	7.25%	12/29/2017	N/A	199,938
						244,236

	Wireless - 0.4%
1,000,000	Converge One, Lien 1(k)	B+	8.50%	06/08/2017	N/A	987,500
200,000	Wideopenwest Finance LLC, Lien 1(k)	B	6.25%	07/12/2018	N/A	200,438
500,000	Zayo Group, 1st Lien(k)	B	7.13%	07/02/2019	N/A	508,595
						1,696,533
	Total Term Loans - 4.3%
	(Cost $17,364,742)					17,672,538

Number
of Shares	Description	Rating*	Coupon	Maturity		Value
	Preferred Stocks - 1.9%
	Diversified Financial Services - 0.6%
1,900	Falcons Funding Trust I(b) (e) (j)	NR	8.88%			1,979,087
475	GSC Partners CDO Fund Ltd./GSC Partners CDO Fund Corp. (Cayman Islands)(b) (e)	NR	0.00%			181,955
200,000	Whitehorse II Ltd./Corp.(b) (e)	NR	0.00%			92,500
						2,253,542

	Transportation - 1.3%
200,000	Seaspan Corp., Series C (Marshall Islands)(j)	NR	9.50%			5,546,000

	Total Preferred Stocks - 1.9%
	(Cost $7,201,500)					7,799,542

	Warrants - 0.0%***
1,550	Alion Science and Technology Corp.(g) (i) (k)			03/15/2017		-
	(Cost $15)

	Total Investments - 131.9%
	(Cost $468,237,295)					547,041,532
	Other Assets in excess of Liabilities - 1.4%					5,728,535
	Borrowings - (11.2%)					(46,444,000)
	Reverse Repurchase Agreements - (22.1%)					(91,499,021)
	Net Assets - 100.0%					$ 414,827,046

AGM – Insured by Assured Guaranty Municipal Corporation
Assured GTY – Insured by Assured Guaranty Corporation
CDO – Collateralized Debt Obligation
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
N/A – Not Applicable
PLC – Public Limited Company
Pty – Proprietary
SAB de CV – Publicly Traded Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
*** Less than 0.1%.
(a) Taxable municipal bond issued as part of the Build America Bond program.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2012 these securities amounted to $44,615,880, which represents 10.8% of net assets.

(c)
The issuer of this security will accrue interest on the secured note at a rate of 12% per annum and will make interest payments as follows: (1) 10% in cash and (2) 2% payment-in-kind shares of the secured note.

(d)
The issuer of this security may elect to pay interest entirely in cash, entirely by issuing payment-in-kind shares, or pay 50% of the interest in cash and 50% of the interest by issuing payment-in-kind shares.

(e) Floating or variable rate coupon. The rate shown is as of August 31, 2012.
(f)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(g) Non-income producing security.
(h) Non-income producing as security is in default.
(i)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees.  The total market value of such securities is $88,057, which represents 0.0% of net assets.

(j)
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements, and unfunded loan commitments.  As of August 31, 2012, the total amount segregated was $289,511,649.

(k) Illiquid security.

See previously submitted notes to financial statements for the period ended May 31, 2012.

Country Allocation^
United States	98.0%
Marshall Islands	1.0%
Mexico	0.4%
Ireland	0.3%
United Kingdom	0.2%
Australia	0.1%
Cayman Islands	0.0%	^^
^Subject to change daily. Based on long-term investments.

^^Less than 0.1%

At August 31, 2012, the Trust had the following unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized Appreciation
Cequel 3, LLC	$600,000	$-
Constellation Energy	1,500,000	-
Global Aviation Holdings, Inc.	21,397	107
Serta Simmons	2,000,000	-
Wolverine Worldwide	2,000,000	-
Zayo Group	250,000	-
		$107

At August 31, 2012 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$468,237,295	$80,404,744	$(1,600,507)	$78,804,237

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on NASDAQ are valued at the
NASDAQ Official Closing Price. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Exchange traded options are valued at the mean between the bid and asked prices on the principal exchange on which they are traded. The Fund values money market funds at net asset value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates;
indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at Net Asset Value. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimate for the Level 3 security in the Fund was determined in good faith by the Pricing Committee pursuant to the Valuation
Procedures which were established in good faith by management and approved by the Board of Trustees. There were various factors considered in reaching fair value determination, including, but not limited to, the following: the type of security, analysis of the company’s performance and the present value of potential future earnings of the investment.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2012:

Description	Level 1	Level 2		Level 3		Total
(value in $000s)
Assets:
Municipal Bonds	$-	$456,236		$-		$456,236
Corporate Bonds	-	39,302		-		39,302
Asset Backed Securities:	-	-		-		-
Automotive	-	50		-		50
Collateralized Debt Obligation	-	7,552		-		7,552
Collateralized Loan Obligation	-	10,199		-		10,199
Commercial Receivables	-	361		-		361
Credit Card	-	351		-		351
Insurance	-	-		88		88
Media	-	3,378		-		3,378
Other ABS	-	22		-		22
Timeshare	-	267		-		267
Transportation	-	1,692		-		1,692
Collateralized Mortgage Obligations	-	2,072		-		2,072
Preferred Stock	7,799	-		-		7,799
Term Loans	-	17,673		-		17,673
Warrants	-	-		-	*	-	*
Unfunded Commitments	-	-	*	-		-	*
Total	$7,799	$539,155		$88		$547,042

* Market value is less than minimum amount disclosed.

There were no transfers between valuation levels as of the report date when compared to the valuation levels at the end of the previous fiscal year.

With regard to the Level 3 securities:

The Trust received the Alion Science and Technology Warrants, which have a penny per share exercise price, as part of the purchase of Alion Science and Technology 12% corporate bonds which mature on November 1, 2014. The company has two bonds outstanding with the longer dated of the two bonds trading at a distressed level. The warrant and the underlying stock of the company are both unlisted securities.  As a result of these factors, the Fund is assigning a price of $0.00 to the warrants. If the warrants begin trading on an exchange, the price of the warrants could increase.

The Insurance Note Capital Term, Series  2005-1R1A is an A rated senior sequential tranche of a securitization of Regulation XXX excess reserves on term life insurance policies. The security pays a coupon rate of 1 month Libor + 0.32%. It is expected to mature in 2014 with an average life of 1.6 years, however, its repayment schedule is subject to a number of factors including regulatory approval.  In May 2012, the issuer received regulatory approval to make repayments over the upcoming year at a rate slower than which was indicated by the transaction’s cash flow. The current price of $91.345 reflects the uncertainty of the repayment timing, the high complexity of analyzing XXX securitizations and a small investor base for the security.  If additional information regarding the timing of the repayment becomes available, the price of the security could increase or decrease.

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended August 31, 2012.

Level 3 holdings
(value in $000s)
Beginning Balance at May 31, 2012:
Asset Backed Securities	$87
Warrants	-	*
Paydowns Received:
Asset Backed Securities	(2)
Total Realized Gain/Loss:	-
Asset Backed Securities	-	*
Total Realized Gain/Loss	-
Change in Unrealized Gain/Loss:	-
Asset Backed Securities	3
Return of Capital	-
Net Purchases	-
Transfers In	-
Transfers Out	-
Ending Balance at 8/31/12:	-
Asset Backed Securities	-
Warrants	-
Total Level 3 holdings	$88

* Market value is less than minimum amount disclosed.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Build America Bonds Managed Duration Trust

By:          /s/Donald C. Cacciapaglia
                Donald C. Cacciapaglia
Chief Executive Officer

Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Donald C. Cacciapaglia
                Donald C. Cacciapaglia
Chief Executive Officer

Date: October 30, 2012

By:        /s/John Sullivan
              John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: October 30, 2012